Pensions and other post-retirement benefits - Schedule of reconciliation of changes in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Opening net defined benefit asset	£ 1,814	£ 1,951
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset	1,916	1,814
Aviva
Changes in net defined benefit liability (asset) [abstract]
Actuarial gains (losses) arising from changes in demographic assumptions, net of tax, defined benefit plans	200
UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	1,261	1,614
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	(17)
Closing net defined benefit asset	1,128	1,261
US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	408	324
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	476	408
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	145	13
Changes in net defined benefit liability (asset) [abstract]
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	312	145
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Opening net defined benefit asset	(17,867)	(19,226)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(138)	(143)
Interest cost	(899)	(911)
Actuarial (losses)/gains – experience	71	37
Actuarial gains/(losses) – demographic assumptions	(77)	106
Actuarial gains/(losses) – financial assumptions	1,181	348
Past service cost – augmentations and redundancies	(1)	(9)
Liabilities extinguished on settlements	0	543
Medicare subsidy received	(31)	(26)
Employee contributions	(5)	(10)
Benefits paid	1,203	1,174
Exchange adjustments	162	189
Reclassification from other post-employment liabilities	0	(11)
Reclassification to held for sale (note 10)	0	72
Closing net defined benefit asset	(16,401)	(17,867)
Present value of defined benefit obligation | UK | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(10,521)	(10,964)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(45)	(45)
Interest cost	(533)	(536)
Actuarial (losses)/gains – experience	(41)	(2)
Actuarial gains/(losses) – demographic assumptions	(74)	98
Actuarial gains/(losses) – financial assumptions	989	165
Past service cost – augmentations and redundancies	(1)	(9)
Liabilities extinguished on settlements	0	0
Medicare subsidy received	0	0
Employee contributions	(5)	(10)
Benefits paid	756	710
Exchange adjustments	0	0
Reclassification from other post-employment liabilities	0	0
Reclassification to held for sale (note 10)	0	72
Closing net defined benefit asset	(9,475)	(10,521)
Present value of defined benefit obligation | US | Pensions
Disclosure of operating segments [line items]
Opening net defined benefit asset	(4,912)	(5,736)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(68)	(72)
Interest cost	(246)	(258)
Actuarial (losses)/gains – experience	(4)	(34)
Actuarial gains/(losses) – demographic assumptions	(22)	12
Actuarial gains/(losses) – financial assumptions	156	190
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	0	543
Medicare subsidy received	0	0
Employee contributions	0	0
Benefits paid	282	312
Exchange adjustments	110	131
Reclassification from other post-employment liabilities	0	0
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	(4,704)	(4,912)
Present value of defined benefit obligation | US | Other post-retirement benefits
Disclosure of operating segments [line items]
Opening net defined benefit asset	(2,434)	(2,526)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(25)	(26)
Interest cost	(120)	(117)
Actuarial (losses)/gains – experience	116	73
Actuarial gains/(losses) – demographic assumptions	19	(4)
Actuarial gains/(losses) – financial assumptions	36	(7)
Past service cost – augmentations and redundancies	0	0
Liabilities extinguished on settlements	0	0
Medicare subsidy received	(31)	(26)
Employee contributions	0	0
Benefits paid	165	152
Exchange adjustments	52	58
Reclassification from other post-employment liabilities	0	(11)
Reclassification to held for sale (note 10)	0	0
Closing net defined benefit asset	£ (2,222)	£ (2,434)